POST-EMPLOYMENT BENEFITS - Actuarial and economic assumptions (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Turnover rate	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table SUAV 20%	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table SUAV 20%	0%; GAMA - Exp. Turnover; T1 Service Table Suav, 20%; 80% T1 Service Table	0%; GAMA - Exp. Turnover; T1 Service Table Suav, 20%; 80% T1 Service Table
Active and inactive mortality table	AT-83 Basic FEMALE; AT-83 Basic FEMALE; AT- 2000 M&F SUAV 10%; AT-2000 BASIC M; AT- 2000 BASIC DES 5% and Segregated by Gender; AT- 2000 BASIC (D30%) M&F; AT-2000 (UNISEX) DES 10%; AT-2000 (Suav, 10%) M&F; AT-2000 Basic M&F;	AT-83 Basic FEMALE; AT-83 Basic FEMALE; AT- 2000 M&F SUAV 10%; AT-2000 BASIC M; AT- 2000 BASIC DES 5% and Segregated by Gender; AT- 2000 BASIC (D30%) M&F; AT-2000 (UNISEX) DES 10%; AT-2000 (Suav, 10%) M&F; AT-2000 Basic M&F;	AT-2000 BASIC;AT-83 BASIC F;AT-2000 (D10%/D5%/D30%);AT-2000 (attenuated by 10%);	AT-2000 BASIC;AT-83 BASIC F;AT-2000 (D10%/D5%/D30%);AT-2000 (attenuated by 10%);
Mortality table of disabled	AT-49 DES; AT-49 DES 2 ANOS; AT-83 M&F SUAV 10%; MI-85 Segregated by Gender; AT-83 M; AT 49 Segregated by Gende; AT- 49 M&F; AT- 49 AGRAV 100% M&F; AT - 83M (decreased by 5%); RP 2000 DISABLED M&F; RRB - 1983	AT-49 DES; AT-49 DES 2 ANOS; AT-83 M&F SUAV 10%; MI-85 Segregated by Gender; AT-83 M; AT 49 Segregated by Gende; AT- 49 M&F; AT- 49 AGRAV 100% M&F; AT - 83M (decreased by 5%); RP 2000 DISABLED M&F; RRB - 1983	AT- 83; AT-83 (decreased, 10%); AT-49 DES 2 years;MI-85;AT-49 M;AT- 49 M&F;AT-49 (M&F) AGR 100%;RP - 2000 Disable;AT - 83M (decreased by 5%);RP 2000 Disable M&F;RRB - 1983	AT- 83; AT-83 (decreased, 10%); AT-49 DES 2 years;MI-85;AT-49 M;AT- 49 M&F;AT-49 (M&F) AGR 100%;RP - 2000 Disable;AT - 83M (decreased by 5%);RP 2000 Disable M&F;RRB - 1983
Disability Table	Alvaro Vindas; Medium Light	Alvaro Vindas; Medium Light	Light Weak, Medium and Strong; Alvaro Vindas	Light Weak, Medium and Strong; Alvaro Vindas
% married on date of retirement	95.00%	95.00%	95.00%	95.00%
Age different between men and women	4 years	4 years	4 years	4 years
Current return on plan assets | R$		R$ 2,777,878		R$ 4,268,589
Defined benefit pension plan
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Projection of average benefit increase	4.06%	4.06%	4.97%	4.97%
Average annual inflation rate	4.06%	4.06%	4.97%	4.97%
Defined benefit pension plan | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual actuarial discount interest rate	9.38%	9.38%	10.95%	10.95%
Annual actuarial discount real interest rate	5.13%	5.13%	5.70%	5.70%
Projection of average wage increase	4.06%	4.06%	4.97%	4.97%
Real annual rate of evolution of medical costs	0.00%	0.00%
Expected returns on plan assets	$ 9.38		$ 10.95
Defined benefit pension plan | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Annual actuarial discount interest rate	9.73%	9.73%	11.17%	11.17%
Annual actuarial discount real interest rate	5.45%	5.45%	5.91%	5.91%
Projection of average wage increase	6.59%	6.59%	9.02%	9.02%
Real annual rate of evolution of medical costs	3.25%	3.25%	4.43%	4.43%
Expected returns on plan assets	$ 9.73		$ 11.17